Information Regarding Members of the Board of Directors, the Group Management and Employees - Summary of Stock Purchase Plans (Detail)	12 Months Ended
Dec. 31, 2017
Stock purchase plan 2014 [member]
Disclosure of Detailed Information About Stock Purchase Plans [Line Items]
Contribution period	August 2014-July 2015
Number of participants at launch	32,000
Take-up rate-percent of eligible employees	30.00%
Stock Purchase plan 2015 [member]
Disclosure of Detailed Information About Stock Purchase Plans [Line Items]
Contribution period	August 2015-July 2016
Number of participants at launch	33,800
Take-up rate-percent of eligible employees	31.00%
Stock Purchase plan 2016 [member]
Disclosure of Detailed Information About Stock Purchase Plans [Line Items]
Contribution period	August 2016-July 2017
Number of participants at launch	31,500
Take-up rate-percent of eligible employees	29.00%